Schedule of ROU assets classified within property, plant and equipment (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Carrying amounts of ROU assets	$ 2,093,822	$ 2,130,496
Leasehold land and buildings [member]
IfrsStatementLineItems [Line Items]
Carrying amounts of ROU assets	1,919,823	2,040,813
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Carrying amounts of ROU assets	$ 173,999	$ 89,683